Offerings	Nov. 14, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Senior Notes due 2030
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit | shares	0.99593
Maximum Aggregate Offering Price	$ 348,575,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 48,138.28
Offering Note

(1)
The debt securities issued by Genpact UK Finco plc and Genpact USA, Inc. are guaranteed by Genpact Limited and Genpact Luxembourg S.à r.l. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Guarantees of 4.950% Senior Notes due 2030
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)
The debt securities issued by Genpact UK Finco plc and Genpact USA, Inc. are guaranteed by Genpact Limited and Genpact Luxembourg S.à r.l. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee is payable with respect to the guarantees.